Changes in Accumulated Other Comprehensive Income/(Loss) by Component, Net of Tax (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		¥ 171,706		¥ 175,036	¥ 119,350
Cumulative effect of accounting change					933
Net current-period other comprehensive income (loss)		1,775	$ 271	(1,490)	286
Balances		188,741	28,926	171,706	175,036
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		(2,584)		(1,700)	(888)
Other comprehensive income before reclassification		1,936		207	114
Amounts reclassified from accumulated other comprehensive income				(989)	80
Net current-period other comprehensive income (loss)		1,936		(782)	194
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests		(192)		(102)	(1,006)
Balances		(840)	(129)	(2,584)	(1,700)
Unrealized gains on available- for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		1,201		1,910	1,818
Cumulative effect of accounting change	[1]				(1,854)
Other comprehensive income before reclassification		380		1,981	4,117
Amounts reclassified from accumulated other comprehensive income		(541)		(2,689)	(2,171)
Net current-period other comprehensive income (loss)		(161)		(708)	92
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests		(1)		(1)
Balances		1,039	159	1,201	1,910
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		(1,383)		210	930
Cumulative effect of accounting change	[1]				(1,854)
Other comprehensive income before reclassification		2,316		2,188	4,231
Amounts reclassified from accumulated other comprehensive income		(541)		(3,678)	(2,091)
Net current-period other comprehensive income (loss)		1,775		(1,490)	286
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests		(193)		(103)	(1,006)
Balances		¥ 199	$ 30	¥ (1,383)	¥ 210

[1]	* Adjustment of net unrealized gains related to available-for-sale equity investments from accumulated other comprehensive income to opening retained earnings as a result of the adoption of ASU 2016-13 on January 1, 2018.